Reporting entity	12 Months Ended
Dec. 31, 2020
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Reporting entity

1.    Reporting entity

Turkcell Iletisim Hizmetleri Anonim Sirketi (the “Company” or “Turkcell”) was incorporated in Turkey on 5 October 1993 and commenced its operations in 1994. The address of the Company’s registered office is Maltepe Aydinevler Mahallesi Inonu Caddesi No: 20, Kucukyali Ofispark/Istanbul. It is engaged in establishing and operating a Global System for Mobile Communications (“GSM”) network in Turkey and regional states.

In April 1998, the Company signed a license agreement (the “2G License”) with the Ministry of Transport and Infrastructure of Turkey (the “Turkish Ministry”), under which it was granted a 25-year GSM license in exchange for a license fee of USD 500,000. The License permits the Company to operate as a stand-alone GSM operator and releases it from some of the operating constraints in the Revenue Sharing Agreement, which was in effect prior to the 2G License. Under 2G license, the Company pays in cash the Undersecretariat of the Treasury (the “Turkish Treasury”) a monthly tax levy, namely a 'treasury share' equal to 15% of the Company's gross revenue from Turkish GSM operations. The Company continues to build and operate its GSM network and is authorized to, among other things, set its own tariffs within certain limits, charge peak and off-peak rates, offer a variety of service and pricing packages, issue invoices directly to subscribers, collect payments and deal directly with subscribers. Following the 3G tender held by the Information Technologies and Communications Authority (“ICTA”) regarding the authorization for providing IMT-2000/UMTS services and infrastructure, the Company has been granted the A-Type license (the “3G License”) providing the widest frequency band, at a consideration of EUR 358,000 (excluding Value Added Tax (“VAT”)). Payment of the 3G license was made in cash, following the necessary approvals, on 30 April 2009.

On 26 August 2015, “Authorization Tender on IMT Services and Infrastructure” publicly known as “4.5G license” tender, was held by the ICTA and the Company was awarded with a total frequency band of 172.4 MHz for 13 years. The tender price is EUR 1,623,460 (excluding VAT of 18%). IMT authorization period expires on 30 April 2029 and operators were able to commence service delivery for 4.5G starting from 1 April 2016. 2x1.4 MHz frequency band in 900MHz spectrum and 2 units of 2x5 MHz frequency bands in 2100 MHz spectrum were commenced on 1 December 2015, while remaining packages were commenced on 1 April 2016.

The Company is obliged to pay the ICTA a monthly treasury share equal to 90% of 15% of gross revenue and  10% is paid for a universal service fund. In addition, the Company pays annual contributions in an amount equal to 0.35% of net revenue to the ICTA’s expenses and 5% of net revenue to ICTA as a frequency fee (TRx).

On 21 October 2020, the following main amendments to the articles of association have been approved by the Ordinary General Assembly:

(i)	The size of the board of directors has been increased from seven members to a total of nine members;
(ii)

15% of the total issued shares of Turkcell, owned by TVF Bilgi Teknolojileri Iletisim Hizmetleri Yatirim Sanayi ve Ticaret Anonim Sirketi (“TVF BTIH”) as the surviving entity from the Turkcell Holding A.S. (“Turkcell Holding”) / TVF BTIH merger, have been re-classified as a separate class of Group A Shares (the “Group A Shares”);

(iii)

A nomination privilege has been created on the Group A Shares, allowing the holders thereof to nominate four candidates for appointment of five members of the board of directors of the Company; a voting privilege has been created on the Group A Shares, allowing the holders thereof to cast six votes for each Group A Share in respect of the appointment of

a.	five members of the board of directors of the Company, and
b.	the chairman of the presiding committee of the general assembly of shareholders;
(iv)

All shareholders of the Company (including the holders of Group A Shares) are entitled to cast  one vote per share on all other matters submitted to a vote of Turkcell’s shareholders, including the appointment of the residual four members of the board of directors of Turkcell (including independent ones);

(v)	The chairman of the board of directors shall be elected among the members of the board of directors elected through the exercise of the privileges granted to Group A Shares;
(vi)

The meeting quorum requirement of the board of directors requires five members constituting the majority of full number of its members, and the decision quorum requires the affirmative vote of at least five members present in the meeting; and

(vii)

So long as the above mentioned privileges are in effect, unlimited authority to represent and bind Turkcell regulated under Article 370 of Turkish Commercial Code shall be exercised by two members of the board of directors of the Company, including at least one member of the board of directors of the Company appointed through the exercise of the said privileges by the holders of Group A Shares.

The completion of the transactions announced on 17 June 2020 between the Company’s direct and indirect shareholders and certain of its related parties, Turkiye Varlik Fonu (“TVF”), through Turkiye Varlik Fonu Yonetimi A.S., TVF BTIH, T.C. Ziraat Bankasi A.S. (“Ziraat Bankasi”) took place on 22 October 2020, at the completion date among other things, (i) Telia Finland Oy (“Telia”), the holder of 47.09% shares of Turkcell Holding (indirectly 24.02% in Turkcell) divested of all of its interest in Turkcell’s shareholding structure by selling its shares to TVF BTIH; (ii) Cukurova Telecom Holdings Limited, the holder of 52.91% shares of Turkcell Holding according to public announcements (indirectly 26.98% in Turkcell) divested all of its interest in shareholding structure by selling its shares to TVF BTIH; (iii) following the merger of Turkcell Holding with TVF BTIH, IMTIS Holdings S.a r l. (“IMTIS Holdings”) acquired 24.8% of the issued shares of Turkcell, from TVF BTIH.

As announced on 13 November 2020, IMTIS Holdings, the direct shareholder of the Company, holding 545,600,000 Group B ordinary and tradable shares corresponding to 24.8% of the issued shares, agreed to sell 110,000,000 of Turkcell shares corresponding to 5% of the issued shares to institutional investors. The transaction is completed on 12 November 2020. Following completion of the transactions, capital shares and voting rights of TVF BTIH and IMTIS Holdings in the Company have become 26.2% and 19.8%, respectively. Proportion of the Company’s shares that are traded in domestic and foreign stock exchanges increased from 48.95% to 53.95% (Note 26).

The Group’s immediate and ultimate parents are TVF BTIH and TVF as of 31 December 2020, respectively. TVF has been established with the Law No. 6741 and published in the Official Gazette dated 26 August 2016.

In order to ensure compliance with corporate governance principles of the Capital Markets Board (“CMB”), three independent board members were appointed in 2013. Additionally, two board members were appointed at the General Assembly dated 29 April 2013 as per the resolution of CMB. Also in 2013, two members were chosen from the independent nominees list submitted by Telia to CMB. On 29 March 2018, in accordance with the shareholder proposal at the Ordinary General Assembly, three new members were elected to serve for three years instead of three members who are not among independent members appointed by the CMB. Two new board members were appointed on 7 and 8 March 2019 in lieu of board members who had resigned at various dates in 2019. These two board members were reappointed for three years in the Ordinary General Assembly Meeting held on 12 September 2019. One of the board members resigned on

27 November 2019, and on 13 December 2019 a new board member was appointed for the vacant seat. Three new independent board members were appointed in lieu of existing three independent board members in board of directors with the CMB decision dated 5 March 2020.

On 21 October 2020, amendment on articles of association regarding increasing number of board of directors from seven to nine was approved at the Ordinary General Assembly Meeting. On 22 October 2020, two board members resigned. The Company’s board of directors consists of a total of five non-executive members including three independent members as of 31 December 2020.

The consolidated financial statements of the Company as at and for the year ended 31 December 2020 comprise the Company and its subsidiaries (together referred to as the “Group”) and the Group’s interest in associates and a joint venture. Subsidiaries of the Company, their locations and their nature of operations are disclosed in Note 40. The Company’s and each of its subsidiaries’ and associate’s financial statements are prepared as at and for the year ended 31 December 2020.